Post-employment Benefits	12 Months Ended
Dec. 31, 2024
Post-employment Benefits
Post-employment Benefits
16.	Post-employment Benefits

Certain companies in the Group have defined benefit pension plans for certain eligible executives and employees. All pension benefits are based on salary and years of service rendered.

Under the provisions of the Mexican Labor Law, seniority premiums are payable based on salary and years of service to employees who resign or are terminated prior to reaching retirement age. Some companies in the Group have seniority premium benefits which are greater than the legal requirement.

Post-employment benefits are actuarially determined by using nominal assumptions and attributing the present value of all future expected benefits proportionately over each year from date of hire to age 65.

The Group used actuarial assumptions to determine the present value of defined benefit obligations, as follows:

	2024	2023
Discount rate	10.5%	10.4%
Salary increase	5.2%	5.2%
Inflation rate	3.7%	3.7%

Had the discount rate of 10.5% used by the Group in 2024 been decreased by 50 basis points, the impact on defined benefit obligation would have been an increase to Ps.1,238,452 as of December 31, 2024.

Had the discount rate of 10.4% used by the Group in 2023 been decreased by 50 basis points, the impact on defined benefit obligation would have been an increase to Ps.1,237,945 as of December 31, 2023.

The reconciliation between defined benefit obligations and post-employment benefit liability in the consolidated statements of financial position as of December 31, 2024 and 2023, is presented as follows:

	As of December 31, 2024
			Seniority
	Pensions		Premiums		2024
Vested benefit obligations	Ps.	322,385	Ps.	270,291	Ps.	592,676
Unvested benefit obligations		239,811		371,977		611,788
Defined benefit obligations		562,196		642,268		1,204,464
Fair value of plan assets		389,703		42,279		431,982
Underfunded status of the plans	Ps.	172,493	Ps.	599,989	Ps.	772,482
Post-employment benefit liability	Ps.	172,493	Ps.	599,989	Ps.	772,482

	As of December 31, 2023
			Seniority
	Pensions		Premiums		2023
Vested benefit obligations	Ps.	407,652	Ps.	238,295	Ps.	645,947
Unvested benefit obligations		271,570		290,011		561,581
Defined benefit obligations		679,222		528,306		1,207,528
Fair value of plan assets		436,091		38,388		474,479
Underfunded status of the plans	Ps.	243,131	Ps.	489,918	Ps.	733,049
Post-employment benefit liability	Ps.	243,131	Ps.	489,918	Ps.	733,049

The components of net periodic pensions and seniority premiums cost for the years ended December 31, 2024 and 2023 consisted of the following:

	2024		2023
Service cost	Ps.	76,323	Ps.	82,190
Interest cost		109,698		110,925
Prior service cost for plan amendments		(14,694)		(64,812)
Interest on plan assets		(35,596)		(40,646)
Net periodic cost	Ps.	135,731	Ps.	87,657

The Group’s defined benefit obligations, plan assets, funded status and balances in the consolidated statements of financial position as of December 31, 2024 and 2023, associated with post-employment benefits, are presented as follows:

			Seniority
	Pensions		Premiums		2024		2023
Defined benefit obligations:
Beginning of year	Ps.	679,222	Ps.	528,306	Ps.	1,207,528	Ps.	1,277,233
Retirement of spun-off businesses		(65,049)		(20,906)		(85,955)		—
Service cost		23,696		52,627		76,323		82,190
Interest cost		59,372		50,326		109,698		110,925
Benefits paid		(123,417)		(35,108)		(158,525)		(73,644)
Remeasurement of post-employment benefit obligations		(4,724)		74,813		70,089		(124,364)
Past service cost		(6,904)		(7,790)		(14,694)		(64,812)
End of year		562,196		642,268		1,204,464		1,207,528

Fair value of plan assets:
Beginning of year		436,091		38,388		474,479		505,765
Retirement of spun-off businesses		(907)		(981)		(1,888)		—
Return on plan assets		32,003		3,593		35,596		40,646
Remeasurement on plan assets		5,573		1,737		7,310		(40,429)
Benefits paid		(83,057)		(458)		(83,515)		(31,503)
End of year		389,703		42,279		431,982		474,479
Unfunded status of the plans	Ps.	172,493	Ps.	599,989	Ps.	772,482	Ps.	733,049

The changes in the net post-employment liability in the consolidated statements of financial position as of December 31, 2024 and 2023, are as follows:

			Seniority
	Pensions		Premiums		2024		2023
Net post-employment liability at beginning of year	Ps.	243,131	Ps.	489,918	Ps.	733,049	Ps.	771,468
Retirement of spun-off businesses		(64,142)		(19,925)		(84,067)		—
Net periodic cost		44,161		91,570		135,731		87,657
Remeasurement of post-employment benefits		(10,297)		73,076		62,779		(83,935)
Benefits paid		(40,360)		(34,650)		(75,010)		(42,141)
Net post-employment liability at end of year	Ps.	172,493	Ps.	599,989	Ps.	772,482	Ps.	733,049

The post-employment benefits as of December 31, 2024 and 2023, and remeasurements adjustments for the years ended December 31, 2024 and 2023, are summarized as follows:

	2024		2023
Pensions:
Defined benefit obligations	Ps.	562,196	Ps.	679,222
Plan assets		389,703		436,091
Unfunded status of plans		172,493		243,131
Remeasurements adjustments (1)		(10,297)		(70,149)

Seniority premiums:
Defined benefit obligations	Ps.	642,268	Ps.	528,306
Plan assets		42,279		38,388
Unfunded status of plans		599,989		489,918
Remeasurements adjustments (1)		73,076		(13,786)

(1)	On defined benefit obligations and plan assets.

Pensions and Seniority Premiums Plan Assets

The plan assets are invested according to specific investment guidelines determined by the technical committees of the pension plan and seniority premiums trusts and in accordance with actuarial computations of funding requirements. These investment guidelines require a minimum investment of 30% of the plan assets in fixed rate instruments, or mutual funds comprised of fixed rate instruments. The plan assets that are invested in mutual funds are all rated “AA” or “AAA” by at least one of the main rating agencies. These mutual funds vary in liquidity characteristics ranging from one day to one month. The investment goals of the Group’s plan assets are to preserve principal amounts, diversify the portfolio, maintain a high degree of liquidity and credit quality, and deliver competitive returns subject to prevailing market conditions. Currently, the plan assets do not engage in the use of financial derivative instruments. The Group’s target allocation in the foreseeable future is to maintain approximately 30% in equity securities and 70% in fixed rate instruments.

The weighted average asset allocation of the plan assets by asset category as of December 31, 2024 and 2023, was as follows:

	2024	2023
Equity securities (1)	45.0%	42.1%
Fixed rate instruments	55.0%	57.9%
Total	100.0%	100.0%

(1)	Included within plan assets at December 31, 2024 and 2023, are shares of the Company held by the trust with a fair value of Ps.21,236 and Ps.34,851, respectively.

The weighted average expected long-term rate of return of plan assets of 10.48% and 10.42% were used in determining net periodic pension cost in 2024 and 2023, respectively. The rate used reflected an estimate of long-term future returns for the plan assets. This estimate was primarily a function of the asset classes (equities versus fixed income) in which the plan assets were invested and the analysis of past performance of these asset classes over a long period of time.

This analysis included expected long-term inflation, and the risk premiums associated with equity investments and fixed income investments.

The following table summarizes the Group’s plan assets measured at fair value on a recurring basis as of December 31, 2024 and 2023:

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2024		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Common Stocks (1)	Ps.	21,236	Ps.	21,236	Ps.	—	Ps.	—
Mutual funds (fixed rate instruments) (2)		25,095		25,095		—		—
Money market securities (3)		207,910		207,910		—		—
Other equity securities		165,755		165,755		—		—
Total investment assets		419,996		419,996		—		—
Cash management		11,986		—		—		—
Total investment assets and cash management	Ps.	431,982	Ps.	419,996	Ps.	—	Ps.	—

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2023		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Common Stocks (1)	Ps.	34,851	Ps.	34,851	Ps.	—	Ps.	—
Mutual funds (fixed rate instruments) (2)		23,703		23,703		—		—
Money market securities (3)		238,556		238,556		—		—
Other equity securities		163,698		163,698		—		—
Total investment assets		460,808		460,808		—		—
Cash management		13,671		—		—		—
Total investment assets and cash management	Ps.	474,479	Ps.	460,808	Ps.	—	Ps.	—

(1)	Common stocks are valued at the closing price reported on the active market on which the individual securities are traded. All common stock included in this line item relate to the Company’s CPOs.
(2)	Mutual funds consist of fixed rate instruments. These are valued at the net asset value provided by the administrator of the fund.
(3)	Money market securities consist of government debt securities, which are valued based on observable prices from the new issue market, benchmark quotes, secondary trading and dealer quotes.

The Group did not make significant contributions to its plan assets in 2024 and 2023 and does not expect to make significant contributions to its plan assets in 2025.

The weighted average duration of the defined benefit plans as of December 31, 2024 and 2023, were as follows:

	2024	2023
Seniority Premiums	8.8 years	9.0 years
Pensions	2.9 years	3.0 years